Cash and Cash Equivalents - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Interest Income, Deposits with Financial Institutions	¥ 4.1	¥ 16.0	¥ 22.2